Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 78	$ 81
Unearned interest income	(4)	(4)
Present value	74	77
Provision	(11)	(14)
Net book value	63	63
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	28	32
Unearned interest income	(2)	(2)
Present value	26	30
Provision	(1)	(2)
Net book value	25	28
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	49	47
Unearned interest income	(2)	(2)
Present value	47	45
Provision	(10)	(12)
Net book value	37	33
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	1	2
Unearned interest income	0	0
Present value	1	2
Provision	0	0
Net book value	$ 1	$ 2